Document and Entity Information	Jul. 07, 2024
Details
Registrant CIK	0001342936
Document Type	8-K/A
Document Period End Date	Jul. 07, 2024
Entity Registrant Name	Rivulet Entertainment, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-1342936
Entity Tax Identification Number	98-0511932
Entity Address, Address Line One	7659 E. Wood Drive
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
Entity Address, Address Description	Address of Principal Executive Offices
City Area Code	480
Local Phone Number	704-4183
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	solely for the purpose of including i) Form 10 information for Rivulet Media, Inc. ii) audited financial statements of Rivulet Media, Inc. (the accounting acquirer/legal acquiree)
Amendment Flag	true